Equity (Details)				6 Months Ended
	Jun. 03, 2026 shares	Jul. 08, 2021 $ / shares shares	Mar. 12, 2018 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 $ / shares	Feb. 16, 2026 shares	Jan. 19, 2026 $ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2021 shares	Jul. 08, 2021 ¥ / shares shares	Dec. 31, 2020 shares
Equity [Line Items]
Number of shareholders			4
Net assets (in Yuan Renminbi) | ¥				¥ 130,000,000
Stock reverse split		10,000:1 stock reverse split
Warrants (in Shares)							2,017,612,800
Exercise price | $ / shares								$ 0.0033
Each share price								1
Issuance of ordinary shares pursuant to private placements | ¥				¥ 24,131,139
Expire term				5 years	5 years
Company raised net proceeds				¥ 29,691,574	$ 4,309,935
Warrants exercisable	5,000,000
Common Stock [Member]
Equity [Line Items]
Shares authorized			50,000
Shares par value (in Dollars per share) | $ / shares			$ 1
Ordinary shares issued			10,000
Shares exchange amount (in Dollars) | $			$ 10,000
Issuance of ordinary shares pursuant to private placements | ¥
Profit Appropriation and Restricted Net Assets [Member]
Equity [Line Items]
Statutory reserves percentage				10.00%	10.00%
RDO Purchasers [Member]
Equity [Line Items]
Sale of stock	5,000,000
Board of Directors [Member]
Equity [Line Items]
Shares authorized		500,000,000									500,000,000
Shares par value (in Dollars per share) | $ / shares		$ 0.0001
Ordinary shares issued		100,000,000								100,000,000	100,000,000	100,000,000
Ordinary shares outstanding										100,000,000		100,000,000
Board of Directors [Member] | Common Stock [Member]
Equity [Line Items]
Shares par value (in Dollars per share) | (per share)		$ 0.0001									¥ 1
Ordinary shares issued		10,000									10,000
Class A Ordinary Shares [Member]
Equity [Line Items]
Shares authorized				9,900,000,000					9,900,000,000
Shares par value (in Dollars per share) | $ / shares						$ 0.0001			$ 0.0001
Ordinary shares issued				3,080,172,800					462,320,000
Ordinary shares outstanding				3,080,172,800					462,320,000
Share price (in Dollars per share) | $ / shares								$ 0.2
Warrants (in Shares)								600,480,000
Exercise price | $ / shares								$ 0.0117
Each share price								60
Share issued				1	1
Class A Ordinary Shares [Member] | Private Placement Purchasers [Member]
Equity [Line Items]
Shares par value (in Dollars per share) | $ / shares								$ 0.0001
Ordinary shares issued				300,240,000				300,240,000
Class A Ordinary Shares [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares issued				3,080,172,800					462,320,000
Ordinary shares outstanding				3,080,172,800					462,320,000
Issuance of ordinary shares pursuant to private placements | ¥				¥ 1,596,792
Class B Ordinary Shares [Member]
Equity [Line Items]
Shares authorized				100,000,000					100,000,000
Shares par value (in Dollars per share) | $ / shares						$ 0.0001			$ 0.0001
Ordinary shares issued				54,790,000					54,790,000
Ordinary shares outstanding				54,790,000					54,790,000
Class B Ordinary Shares [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares issued				54,790,000					54,790,000
Ordinary shares outstanding				54,790,000					54,790,000
Issuance of ordinary shares pursuant to private placements | ¥
American Depositary Shares [Member]
Equity [Line Items]
Share price (in Dollars per share) | $ / shares								$ 0.7
Each share price				1
Share issued				60	60
Warrants exercisable				5,000,000
Series A Warrants [Member]
Equity [Line Items]
Warrants (in Shares)				5,000,000
Offering Price Per Share | $ / shares					$ 1
Private Placement [Member]
Equity [Line Items]
Issuance of ordinary shares pursuant to private placements				¥ 24,131,139	$ 3,502,800